Pension and Severance Plans (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	¥ 5,746	¥ 3,391
Noncurrent liabilities	(169,396)	(225,048)
Ending balance	(163,650)	(221,657)
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	13,660	24,777
Current liabilities	(12,364)	(4,355)
Noncurrent liabilities	(84,094)	(99,123)
Ending balance	¥ (82,798)	¥ (78,701)